Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
Three months ended June 30, 2012

Net revenue external customers	$2,248,692	$1,170,902	$3,419,594	$8,379	$3,427,973
Inter - segment revenue	3,088	-	3,088	(3,088)	-
Net revenue	2,251,780	1,170,902	3,422,682	5,291	3,427,973
Depreciation and amortization	(79,113)	(42,914)	(122,027)	(28,850)	(150,877)
Operating income	431,084	207,223	638,307	(49,482)	588,825
Income (loss) from equity method investees	8,338	62	8,400	(4,542)	3,858
Capital expenditures, acquisitions and investments	101,463	60,934	162,397	35,985	198,382

Three months ended June 30, 2011

Net revenue external customers	$1,970,990	$1,162,448	$3,133,438	$4,185	$3,137,623
Inter - segment revenue	1,815	-	1,815	(1,815)	-
Net revenue	1,972,805	1,162,448	3,135,253	2,370	3,137,623
Depreciation and amortization	(66,555)	(42,822)	(109,377)	(26,912)	(136,289)
Operating income	348,457	203,144	551,601	(42,057)	509,544
Income (loss) from equity method investees	8,849	31	8,880	-	8,880
Capital expenditures, acquisitions and investments	74,555	797,637	872,192	32,692	904,884

Six months ended June 30, 2012

Net revenue external customers	$4,353,276	$2,306,991	$6,660,267	$16,461	$6,676,728
Inter - segment revenue	6,540	-	6,540	(6,540)	-
Net revenue	4,359,816	2,306,991	6,666,807	9,921	6,676,728
Depreciation and amortization	(151,129)	(85,841)	(236,970)	(57,281)	(294,251)
Operating Income	778,917	402,135	1,181,052	(89,261)	1,091,791
Income (loss) from equity method investees	11,320	129	11,449	(2,094)	9,355
Segment assets	13,788,169	5,695,843	19,484,012	2,260,398	21,744,410
thereof investments in equity method investees	246,161	360,169	606,330	(2,714)	603,616
Capital expenditures, acquisitions and investments(1)	1,862,044	99,820	1,961,864	63,738	2,025,602

Six months ended June 30, 2011

Net revenue external customers	$3,895,741	$2,217,681	$6,113,422	$8,052	$6,121,474
Inter - segment revenue	3,509	-	3,509	(3,509)	-
Net revenue	3,899,250	2,217,681	6,116,931	4,543	6,121,474
Depreciation and amortization	(134,782)	(83,171)	(217,953)	(54,320)	(272,273)
Operating Income	660,563	374,154	1,034,717	(80,089)	954,628
Income (loss) from equity method investees	16,367	95	16,462	-	16,462
Segment assets	11,415,424	5,541,670	16,957,094	2,095,540	19,052,634
thereof investments in equity method investees	339,230	5,756	344,986	-	344,986
Capital expenditures, acquisitions and investments(2)	462,425	838,413	1,300,838	60,004	1,360,842

(1) North America acquisitions exclude $496,386 of non-cash acquisitions and International acquisitions exclude $3,415 of non-cash acquisitions for 2012.
(2) North America and International acquisitions exclude $6,000 and $1,731, respectively, of non-cash acquisitions for 2011.